Summary of Significant Accounting Policies and Practices (Details) - USD ($)				12 Months Ended
	Nov. 02, 2022	Aug. 03, 2020	May 18, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020
Summary of Significant Accounting Policies and Practices [Line Items]
Agreement term				20 years
Cash consideration	$ 17,000,000
Purchase price				$ 9,700,000
Outstanding stock percentage				100.00%
Outstanding stock valued				$ 9,700,000
Stock exchanged shares (in Shares)				72,636,230
Market price per share (in Dollars per share)				$ 0.133
Total loss			$ 5,700,000
Cash consideration		$ 3,500,000
Total gain		$ 63,000.000
Assets and liabilities disposed loss	$ 800,000
Purchase price				$ 17,000,000
Accumulated other comprehensive loss					$ 21,304,430,000	$ 28,511,734,000
Foreign currency translation adjustments				The balance sheet amounts, with the exception of shareholders’ equity at December 31, 2024, 2023 were translated at 7.2993, 7.0999 RMB, respectively. The shareholders’ equity accounts were stated at their historical rate. The average translation rates applied to statement of income accounts for the years ended December 31, 2025, 2024 and 2023 were 7.1875 RMB, 7.1957 RMB and 7.0809 RMB to $1.00, respectively.
Goodwill				$ 72,000	72,000
Impairment of long-lived assets				6,800,000		$ 4,500,000
Unrealized fair value losses on digital assets				$ 6,700,000
Remaining lease term				5 years
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)				16,170,320	3,034,821	906,423
Value added tax [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Percentage of issued shares	100.00%
Bitcoin [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Number of crypto units				802.77
Fair value of digital currencies				$ 70,300,000
Ethereum [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Number of crypto units				2,949.79
Fair value of digital currencies				$ 8,800,000
SOS [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Percentage of equity interests	100.00%
Minimum [Member] | Value added tax [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Value added taxes percentage				6.00%
Maximum [Member] | Value added tax [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Value added taxes percentage				13.00%
SOS [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Owns percentage				100.00%
Goodwill							$ 71,977,000
International Holdings Limited [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Owns percentage				100.00%
Investment Holding Limited [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Owns percentage				100.00%
SOS Industrial Holding Co [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Owns percentage				100.00%
Private Placement [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Ordinary share par value (in Dollars per share)			$ 0.193
Private Placement [Member] | Class A Ordinary Shares [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Private placement transactions share (in Shares)			37,985,203
Private Placement [Member] | Class B ordinary shares [Member]
Summary of Significant Accounting Policies and Practices [Line Items]
Private placement transactions share (in Shares)			3,465,574